Note 1 - Organization and Basis of Presentation: Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Net Income (Loss) Attributable to Parent	$ (552,234)	$ (82,339)	$ (766,422)	$ (253,138)
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 7,032,453		$ 7,032,453